Finance income	12 Months Ended
Mar. 31, 2018
Analysis of income and expense [abstract]
Finance income
Finance income

	March 31, 2018 R’000	March 31, 2017 R’000	March 31, 2016 R’000

Current accounts and short-term bank deposits	8,508	14,052	7,292
Finance lease receivable income	3	20	267
Other	440	520	567
	8,951	14,592	8,126

Net foreign exchange gains	—	1,476	144,038

	8,951	16,068	152,164